MERIDIAN GROWTH FUND(SM)
                                                 February 15, 2002
To our shareholders:

The Meridian Growth Fund's net asset value per share at December 31, 2001, was
28.79. This represents an increase of 14.8% for the calendar year. The Fund's total return and average compound annual rate of return since inception, August 1, 1984, were 1,061.7% and 15.1%, respectively. On December 21, 2001, the Fund made a distribution of long-term capital gain of $0.32 per share. The Fund's assets at the close of the quarter were invested 9.0% in cash and cash equivalents and 91.0% in stocks. Total net assets were $209,687,010 and there were 7,458 shareholders.

Stocks rebounded sharply during the fourth quarter as investors anticipated an improved economy with better corporate profits during 2002. The S&P 500 gained
10.3 percent during the period, the NASDAQ 30.1 percent, and the Russell 2000
20.7 percent. This advance did not salvage the year, however. The major indices declined for the second consecutive year, which is the first time this has happened since 1973-74. The S&P 500 declined 13.0 percent during 2001, the NASDAQ 21.1 percent, while the Russell 2000 gained a meager 1.0 percent. There were only a few positive performing groups in 2001, which included the building, retail and health care service sectors. Telecom, wireless, energy and travel-related companies were among the worst performing groups.

The Dow Jones Bond Index began the year at 97.41 and closed the year at 102.58, a gain of 5.3 percent, reflecting the weak economy and the related decline in interest rates.

Current economic activity is weak but there are a number of encouraging signs. Monetary and fiscal policy is expansionary, interest rates are low and inflation is in check. The housing sector is strong and recently there has been improvement in consumer confidence and the leading indicators, both forecasters of future growth. The precise timing of the economic recovery is not important but we believe that growth will resume by the middle of the new year and continue through at least 2003. Activity will not be as robust as in the late nineties, but it will be good enough to increase employment and corporate profits.

Performance this year will depend more than ever on stock selection. We believe that the small and mid-cap sectors will perform best because their growth prospects and relative valuations are more favorable. Our research criteria have not changed. We continue looking for companies that address a growth market, have an important market share, good financial returns, strong management and sell at reasonable valuations. We believe that most large-cap stocks are still at least fairly priced and that the major indices will experience positive, but not spectacular returns during the new year.

Also, the stocks of high profile technology companies addressing rapidly growing markets do not appear to represent good value, even though they have declined substantially.

We established new positions in American Power Conversion Corp., Claire's Stores, Inc., Cross Country, Inc., FileNET Corporation, and Silicon Valley Bancshares during the quarter. We sold our shares of CEC Entertainment, Inc., Electronics Boutique Holdings Corp., Integrated Device Technology, Inc., and Royal Caribbean Cruises Ltd.

Cross Country had its initial public offering this past September. The company is the largest provider of travel nurse staffing services in the United States. Assignments are generally for thirteen weeks or longer. Cross Country's client base includes over 2,500 hospitals, pharmaceutical companies and other health care providers in all 50 states. There is substantial unmet demand for the company's travel staffing services. The Journal of the American Medical Association recently projected that by 2020, the nationwide registered work force will be 20 percent below projected requirements. Cross Country's integrated proprietary infrastructure system is well capitalized, has an experienced management team and should experience solid growth for many years to come.

We wish you all a happy, healthy and prosperous New Year.

                                /s/ Richard F. Aster, Jr.
                                Richard F. Aster, Jr.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            -------    ------------
COMMON STOCK - 91.1%
  BANKING & FINANCE - 3.4%
     Pacific Century Financial Corp.*.....................  197,900      $5,123,631
     Silicon Valley Bancshares............................   74,200       1,983,366
                                                                       ------------
                                                                          7,106,997
  CELLULAR COMMUNICATIONS - 1.3%
     American Tower Corp. ................................  277,000       2,623,190
  CONSUMER SERVICES - 2.9%
     Regis Corporation*...................................  237,400       6,120,172
  HEALTH SERVICES - 15.7%
     Cross Country, Inc. .................................  110,600       2,930,900
     Davita, Inc..........................................  264,800       6,559,935
     Health Management Associates.........................  276,400       5,085,760
     Lincare Holdings, Inc. ..............................  184,000       5,271,600
     Province Healthcare Company..........................  214,900       6,631,814
     Renal Care Group, Inc. ..............................  200,200       6,426,420
                                                                       ------------
                                                                         32,906,429
  INDUSTRIAL PRODUCTS - 2.5%
     Tektronix, Inc. .....................................  201,100       5,184,358
  INDUSTRIAL SERVICES - 9.9%
     Expeditors International of Washington, Inc.*........   75,000       4,271,250
     Paychex, Inc.*.......................................  136,200       4,772,448
     Republic Services, Inc. .............................  331,600       6,622,052
     United Stationers....................................  150,000       5,047,500
                                                                       ------------
                                                                         20,713,250
  INSURANCE - 2.6%
     Mercury General Corporation*.........................  123,500       5,392,010

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            -------    ------------
COMMON STOCK (continued)
  RESTAURANTS - 10.6%
     Applebee's International, Inc.*......................  162,600      $5,560,920
     Jack in the Box......................................  233,300       6,425,082
     P. F. Chang's China Bistro...........................  102,000       4,824,600
     Sonic Corporation....................................  153,200       5,515,200
                                                                       ------------
                                                                         22,325,802
  RETAIL - 17.9%
     Bed, Bath and Beyond, Inc. ..........................  159,300      $5,400,270
     Casey's General Stores, Inc.*........................  285,000       4,246,500
     Claire's Stores, Inc.*...............................   99,000       1,494,900
     Cost Plus, Inc. .....................................  178,000       4,717,000
     Ethan Allen Interiors, Inc.*.........................  114,000       4,741,260
     Kohl's Corporation...................................   92,000       6,480,480
     RadioShack Corporation*..............................  174,000       5,249,440
     Tweeter Home Entertainment Group, Inc. ..............  184,000       5,336,000
                                                                       ------------
                                                                         37,665,850
  TECHNOLOGY - 18.3%
     American Power Conversion Corp. .....................  286,600       4,144,236
     Autodesk, Inc.*......................................  107,500       4,006,525
     FileNET Corporation..................................  111,700       2,266,393
     Genesis Microchip Incorporated.......................   46,600       3,081,192
     JDA Software Group, Inc. ............................  220,700       4,932,645
     KEMET Corporation....................................  291,500       5,174,125
     Molex Inc. - Class A*................................  155,400       4,203,570
     Synopsys, Inc. ......................................   93,300       5,511,231
     Zebra Technologies Corporation.......................   90,100       5,001,451
                                                                       ------------
                                                                         38,321,368
  TELECOMMUNICATIONS EQUIPMENT - 2.0%
     Plantronics, Inc. ...................................  161,200       4,133,168

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            -------    ------------
COMMON STOCK (continued)
  TELECOMMUNICATIONS SERVICES - 1.8%
     CenturyTel, Inc.*....................................  116,700      $3,827,760
  TRANSPORTATION - 2.2%
     Atlantic Coast Airlines Holdings, Inc. ..............  202,000       4,704,580
                                                                       ------------
  TOTAL COMMON STOCK
  (Identified cost $131,878,312)...................................     191,024,934
CASH AND OTHER ASSETS LESS LIABILITIES - 8.9%......................      18,662,076
                                                                       ------------
NET ASSETS - 100%..................................................    $209,687,010
                                                                       ============

      *income producing

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments (Cost $131,878,312)...........................  $191,024,934
  Cash and cash equivalents.................................    18,890,603
  Receivables for:
    Dividends...............................................        16,689
    Interest................................................        11,779
    Capital shares..........................................     1,317,675
    Securities sold.........................................       812,337
  Prepaid expenses..........................................         2,564
  Other Assets..............................................        49,322
                                                              ------------
    TOTAL ASSETS............................................  $212,125,903
                                                              ------------

LIABILITIES
  Payable for:
    Capital shares..........................................        97,732
    Securities purchased....................................     2,320,778
  Accrued expenses:
    Other payables and accrued expenses.....................        20,383
                                                              ------------
    TOTAL LIABILITIES.......................................     2,438,893
                                                              ------------
NET ASSETS..................................................  $209,687,010
                                                              ============
Capital shares issued and outstanding, par value $.01
  (25,000,000 shares authorized)............................     7,282,393
                                                              ============
Net asset value per share (offering and redemption price)...        $28.79
                                                              ============
Net assets consist of:
  Paid in capital...........................................  $146,621,113
  Accumulated net realized gain.............................     4,409,931
  Accumulated net unrealized appreciation on investments....    59,146,623
  Undistributed net investment loss.........................      (490,657)
                                                              ============
                                                              $209,687,010
                                                              ============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends.............................................    $277,175
  Interest..............................................     131,897
                                                          ----------
       Total investment income..........................                   $409,072
                                                                        -----------
EXPENSES
  Investment advisory fees..............................     733,967
  Transfer agent fees...................................      67,344
  Pricing fees..........................................      24,748
  Registration and filing fees..........................      17,268
  Reports to shareholders...............................      17,204
  Professional fees.....................................      16,928
  Custodian fees........................................      15,732
  Miscellaneous expenses................................       4,790
  Directors' fees and expenses..........................       1,748
                                                          ----------
       Total expenses...................................                    899,729
                                                                        -----------
       Net investment loss..............................                   (490,657)
                                                                        -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gain on investments......................   6,653,520
  Net change in unrealized appreciation on
     investments........................................     372,616
                                                          ----------
  Net realized and unrealized gain on investments.......                  7,026,136
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $6,535,479
                                                                        ===========

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         Period Ended       Year Ended
                                                       December 31, 2001   June 30, 2001
                                                       -----------------   -------------
OPERATIONS
Net investment loss..................................       ($490,657)        ($396,675)
Net realized gain on investments.....................       6,653,520        22,104,971
Net unrealized appreciation on investments...........         372,616        11,267,717
                                                         ------------      ------------
  Net increase from operations.......................       6,535,479        32,976,013
                                                         ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized capital gain.........     (17,227,730)      (20,829,879)
                                                         ------------      ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares........................      41,676,958        34,373,472
Reinvestment of distributions........................      16,327,495        20,253,740
Less: redemptions....................................     (19,742,424)      (25,646,308)
                                                         ------------      ------------
  Increase resulting from capital share
     transactions....................................      38,262,029        28,980,905
                                                         ------------      ------------
Total increase in net assets.........................      27,569,778        41,127,039
NET ASSETS
Beginning of period..................................     182,117,232       140,990,193
                                                         ------------      ------------
End of period........................................    $209,687,010      $182,117,232
                                                         ============      ============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              For the six
                              months ended                    For the fiscal year June 30,
                              December 31,   ---------------------------------------------------------------
                                  2001         2001       2000       1999       1998       1997       1996
                              ------------   --------   --------   --------   --------   --------   --------
Net Asset Value -- Beginning
 of period..................      $31.30       $29.45     $26.28     $33.26     $33.20     $32.21     $27.29
                                --------     --------   --------   --------   --------   --------   --------
Income from Investment
----------------------
 Operations
 ----------
Net Investment Income
 (loss)***..................        0.09         2.26       0.11       0.16       0.27       0.40       0.30
Net Gains (Losses) on
 Securities (both realized
 and unrealized)............        0.24         3.89       4.99      (0.50)      4.92       3.71       5.47
                                --------     --------   --------   --------   --------   --------   --------
Total From Investment
 Operations.................        0.33         6.15       5.10      (0.34)      5.19       4.11       5.77
                                --------     --------   --------   --------   --------   --------   --------
Less Distributions
------------------
Distributions from net
 investment income..........       (0.09)       (2.44)     (0.15)     (0.14)     (0.32)     (0.36)     (0.31)
Distributions from net
 realized capital gains.....       (2.75)       (1.86)     (1.78)     (6.50)     (4.81)     (2.76)     (0.54)
                                --------     --------   --------   --------   --------   --------   --------
Total Distributions.........       (2.84)       (4.30)     (1.93)     (6.64)     (5.13)     (3.12)     (0.85)
                                --------     --------   --------   --------   --------   --------   --------
Net Asset Value -- End of
 Period.....................      $28.79       $31.30     $29.45     $26.28     $33.26     $33.20     $32.21
                                ========     ========   ========   ========   ========   ========   ========
Total Return................       1.74%*      23.34%     21.45%      3.05%     16.92%     13.92%     21.40%
                                ========     ========   ========   ========   ========   ========   ========
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (in thousands).............    $209,687     $182,117   $140,990   $185,683   $296,803   $353,029   $384,087
Ratio of Expenses to Average
 Net Assets.................       1.02%**      1.04%      1.09%      1.01%      0.95%      0.96%      0.96%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets.................      (0.56%)**    (0.26%)     0.31%      0.49%      0.76%      1.23%      0.99%
Portfolio Turnover Rate.....         29%**        43%        28%        51%        38%        37%        34%


                                   For the fiscal year June 30,
                              ---------------------------------------
                                1995       1994      1993      1992
                              --------   --------   -------   -------
Net Asset Value -- Beginning
 of period..................    $24.27     $23.87    $18.97    $17.24
                              --------   --------   -------   -------
Income from Investment
----------------------
 Operations
 ----------
Net Investment Income
 (loss)***..................      0.27       0.09     (0.01)     0.07
Net Gains (Losses) on
 Securities (both realized
 and unrealized)............      3.63       0.76      5.51      3.45
                              --------   --------   -------   -------
Total From Investment
 Operations.................      3.90       0.85      5.50      3.52
                              --------   --------   -------   -------
Less Distributions
------------------
Distributions from net
 investment income..........     (0.18)     (0.02)    (0.04)    (0.09)
Distributions from net
 realized capital gains.....     (0.70)     (0.43)    (0.56)    (1.70)
                              --------   --------   -------   -------
Total Distributions.........     (0.88)     (0.45)    (0.60)    (1.79)
                              --------   --------   -------   -------
Net Asset Value -- End of
 Period.....................    $27.29     $24.27    $23.87    $18.97
                              ========   ========   =======   =======
Total Return................    16.44%      3.48%    29.50%    21.00%
                              ========   ========   =======   =======
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (in thousands).............  $328,153   $199,191   $78,581   $18,363
Ratio of Expenses to Average
 Net Assets.................     1.06%      1.22%     1.47%     1.75%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets.................     1.18%      0.38%    (0.01%)    0.24%
Portfolio Turnover Rate.....       29%        43%       61%       61%

  * Figure not annualized.
 ** Figures annualized.
*** Net Investment Income per share has been computed before adjustments for book/tax differences.

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Growth Fund (the "Fund"), a series of Meridian Fund, Inc. (the "Company"), began operations on August 1, 1984. The Fund was registered on August 1, 1984 under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The primary investment objective of the Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund to more closely reflect the investment style. There was no change in how the Fund is managed. In addition to the Meridian Growth Fund, the Company also offers the Meridian Value Fund. The following is a summary of significant accounting policies:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates value.

    b. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required. The aggregate cost of investments for federal income tax purposes is $131,878,312, the aggregate gross unrealized appreciation is $62,032,766, and the aggregate gross unrealized depreciation is $2,886,143, resulting in net unrealized appreciation of $59,146,623.

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and accretion income are accrued daily.

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to both series of Meridian Fund, Inc. are allocated to each series in proportion to their relative net assets.

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Fund records distributions to its shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

MERIDIAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Distributions which exceed net investment income and net realized capital gains are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes.

        To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

2. RELATED PARTIES: The Fund has entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Fund by Richard F. Aster, Jr., President, as of December 31, 2001 was 5.9%.

    The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1% of the first $50,000,000 of the Fund's net assets and 0.75% of the Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's average net assets.

3. CAPITAL SHARE TRANSACTIONS: The Fund has authorized 25,000,000 common shares at a par value of $.01 per share. Transactions in capital shares for the period ended December 31, 2001, and the year ended June 30, 2001, were as follows:

                                                       December        June
                                                         2001          2001
                                                       ---------    ----------
Shares sold                                            1,491,537     1,191,610
Shares issued on reinvestment of distributions          672,859        733,178
                                                       ---------    ----------
                                                       2,164,396     1,924,788
Shares redeemed                                        (700,908)      (893,168)
                                                       ---------    ----------
Net increase                                           1,463,488     1,031,620
                                                       =========    ==========

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and officers of the Fund who are directors and/or officers of the Investment Adviser receive no compensation from the Fund. Directors of the Fund who are not interested persons as defined in the Investment Company Act of 1940 receive compensation in the amount of $1,000 per annum and a $1,000 purchase of Meridian Growth Fund or Meridian Value Fund shares, plus expenses for each Board of Directors meeting attended. The aggregate compensation due the unaffiliated Directors of the Fund as of December 31, 2001, was $1,639.

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the period ended December 31, 2001, were $50,299,148 and $30,941,493, respectively.

                                               MERIDIAN GROWTH FUND(SM)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

       -----------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Treasurer and Secretary

                                   Custodian
                                BANK OF NEW YORK
                               New York, New York

                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
                                 (415) 461-6237

                            Telephone (800) 446-6662

                               DECEMBER 31, 2001